Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cost of sales

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Inventories and biological assets at the beginning of each year	326,291,664	317,754,281	211,916,572

Adquisition of biological assets (1)	—	—	114,072,028

Purchases and operating and forest production for each year:

– Purchases	234,586,291	106,560,695	88,744,345
– Operating expenses (Note 6.2)	465,273,750	445,744,024	499,600,026
– Transfers to property, plant and equipment, net	—	—	(37,862,919)
– Forest production expenses (Note 6.2)	11,174,227	15,023,755	7,074,857
– Forest growth and revaluation of biological assets (Notes 7.1 and 7.2)	(87,009,450)	28,610,640	36,263,417
	624,024,818	595,939,114	593,819,726

Inventories and biological assets at the end of each year	(245,837,303)	(326,291,664)	(317,754,281)
	704,479,179	587,401,731	602,054,045

(1) Corresponds to the biological assets that were added to the Group through the business combinations described in Note 2.2.20.

Schedule of operating forest production administrative and selling expenses

	2025			2024			2023
Accounts	Operating expenses	Forest production expenses	Administrative and selling expenses	Operating expenses	Forest production expenses	Administrative and selling expenses	Operating expenses	Forest production expenses	Administrative and selling expenses
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	110,787,097	24,035	40,181,074	112,986,452	16,796	43,524,902	119,456,508	478,993	39,641,889
Other long-term employee benefits	4,273,249	—	681,444	12,330,620	—	1,223,935	8,290,728	—	952,841
Depreciation of property, plant and equipment	156,967,699	—	3,740,572	143,241,256	—	2,901,206	182,206,457	49,840	1,289,254
Amortization of intangible assets	2,276,917	—	—	3,540,349	—	—	17,604,337	—	—
Purchase of energy and power	6,093,898	—	—	4,831,597	—	—	4,200,169	—	129
Fees and compensation for services	41,173,423	399,758	35,600,759	28,757,284	1,038,747	34,492,694	26,565,299	937,089	28,589,262
Maintenance expenses	75,311,773	—	457,017	64,762,685	—	317,831	61,893,779	—	413,506
Consumption of materials and spare parts	40,328,630	—	—	34,010,499	728,345	—	37,736,612	—	—
Insurance	18,772,580	—	141,998	27,899,245	—	131,322	26,447,542	6,967	150,283
Levies and royalties	6,114,132	—	—	9,119,280	—	—	11,562,887	—	—
Taxes and assessments	2,016,297	—	4,743,290	1,918,055	—	5,605,700	1,239,068	4,357	4,910,400
Tax on bank account transactions	195,832	—	11,898,626	137,738	—	8,464,550	130,752	—	13,304,018
Forest production services	—	10,750,434	1,436,376	—	13,239,867	1,985,060	—	5,497,457	6,651
Others	962,223	—	2,549,311	2,208,964	—	2,438,044	2,265,888	100,154	1,705,099
Total	465,273,750	11,174,227	101,430,467	445,744,024	15,023,755	101,085,244	499,600,026	7,074,857	90,963,332